COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Lease expire	Dec. 31, 2020
Expense recognized	$ 25	$ 32	$ 32
Restricted deposit	1,150	$ 350	$ 350
Officer [Member]
Loss Contingencies [Line Items]
Restricted deposit	$ 143
Vehicles [Member]
Loss Contingencies [Line Items]
Operating lease agreements period	3 years
Master Clinical Trial Services Agreement [Member]
Loss Contingencies [Line Items]
Consideration for services payment	$ 14,425
Expense recognized	14,354
Clinical Development Master Services Agreement [Member] | Agreement One [Member]
Loss Contingencies [Line Items]
Consideration for services payment	13,955
Expense recognized	13,801
Clinical Development Master Services Agreement [Member] | Agreement Two [Member]
Loss Contingencies [Line Items]
Consideration for services payment	2,234
Expense recognized	$ 2,099
IIA [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate rant received	300.00%
Grant received	$ 1,431
Accumulated royalty expense	$ 2,086
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents	1.50%
Minimum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	3.50%
Minimum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	1.50%
Maximum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	25.00%
Maximum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	8.00%